DEFERRED TAX - Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Movements in deferred tax liabilities:
As at January 1,	¥ 1,437,087
As at December 31,	1,378,519	$ 216,320	¥ 1,437,087
Temporary difference
Movements in deferred tax liabilities:
As at January 1,	1,502,999		1,769,699
Exchange realignment			(1,406)
Charged to other comprehensive income	(11,117)		(3,066)
Acquisition of a subsidiaries			1,274
Credited to profit or loss	(53,947)		(263,502)
As at December 31,	1,437,935		1,502,999
Deferred tax liability associated with investments in the Group's	437,000		317,000
Temporary difference | Previously Stated
Movements in deferred tax liabilities:
As at January 1,	1,502,999
As at December 31,			1,502,999
Interest capitalization
Movements in deferred tax liabilities:
As at January 1,	25,840		38,007
Credited to profit or loss	(7,915)		(12,167)
As at December 31,	17,925		25,840
Fair value changes of financial assets
Movements in deferred tax liabilities:
As at January 1,	8,900		7,731
Charged to other comprehensive income	(11,117)		(3,066)
Credited to profit or loss	4,059		4,235
As at December 31,	1,842		8,900
Fair value changes of financial assets | Previously Stated
Movements in deferred tax liabilities:
As at January 1,	8,900
As at December 31,			8,900
Depreciation and amortization
Movements in deferred tax liabilities:
As at January 1,	37,107		23,873
Credited to profit or loss	34,860		13,234
As at December 31,	71,967		37,107
Fair value adjustments arising from acquisition of subsidiaries
Movements in deferred tax liabilities:
As at January 1,	1,431,152		1,700,088
Exchange realignment			(1,406)
Acquisition of a subsidiaries			1,274
Credited to profit or loss	(84,951)		(268,804)
As at December 31,	¥ 1,346,201		¥ 1,431,152